UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21888
                                                     ---------

                   Oppenheimer Institutional Money Market Fund
                   -------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                         Date of fiscal year end: May 31
                                                  ------

                      Date of reporting period: 08/31/2008
                                                ----------

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Institutional Money Market Fund

STATEMENT OF INVESTMENTS AUGUST 31, 2008  / UNAUDITED

                                                                                PRINCIPAL
                                                                                 AMOUNT           VALUE
                                                                              ------------   --------------
CERTIFICATES OF DEPOSIT--24.8%
DOMESTIC CERTIFICATES OF DEPOSIT--2.4%
Bank of the West:
2.805%, 10/24/08                                                              $ 20,000,000   $   20,000,000
2.815%, 11/10/08                                                                25,000,000       25,000,000
2.82%, 11/4/08                                                                  50,000,000       50,000,000
2.82%, 11/13/08                                                                 24,000,000       24,000,000
HSBC Bank USA NA, 2.66%, 9/5/08                                                 50,000,000       50,000,000
                                                                                             --------------
                                                                                                169,000,000
YANKEE CERTIFICATES OF DEPOSIT--22.4%
Abbey National Treasury Services plc, Stamford, CT:
3.06%, 12/12/08                                                                 18,500,000       18,500,000
3.06%, 12/12/08                                                                 15,000,000       15,000,000
                                                                                             --------------
Banco Santander, New York:
2.72%, 9/12/08                                                                  50,000,000       50,000,000
2.73%, 9/18/08                                                                  60,000,000       60,005,582
2.80%, 10/7/08                                                                  50,000,000       50,000,000
2.88%, 9/4/08                                                                   36,000,000       36,001,565
3.04%, 10/21/08                                                                 50,000,000       50,000,000
Bank of Nova Scotia, Houston, TX:
3.06%, 9/2/09(1)                                                                50,000,000       50,000,000
3.20%, 12/18/08                                                                 50,000,000       50,000,000
Bank of Scotland plc, New York, 2.65%, 9/3/08                                   20,000,000       20,000,000
Barclays Bank plc, New York, 2.84%, 9/29/08                                     50,000,000       50,000,000
BNP Paribas, New York:
2.87%, 12/4/08                                                                  50,000,000       50,000,000
3%, 12/8/08                                                                    100,000,000      100,000,000
3.10%, 2/27/09                                                                  25,000,000       25,000,000
3.12%, 12/16/08                                                                 50,000,000       50,000,000
DnB NOR Bank ASA, New York, 3.07%, 12/8/08                                      30,000,000       30,000,000
Fortis Bank SA/NV, New York:
2.53%, 9/9/08                                                                   50,000,000       50,000,000
2.70%, 9/26/08                                                                  50,000,000       50,000,000
Governor & Co. of the Bank of Ireland, Stamford, CT:
2.71%, 9/5/08                                                                   22,000,000       22,000,012
2.82%, 10/9/08                                                                  50,000,000       50,000,000
2.82%, 10/14/08                                                                 30,000,000       30,000,178
2.83%, 10/3/08                                                                  75,000,000       75,000,331
2.83%, 10/6/08                                                                  50,000,000       50,000,241
Rabobank Nederland NV, New York, 2.56%, 9/11/08                                 75,000,000       75,000,000
Royal Bank of Canada, New York, 3.002%, 8/7/09(1)                               50,000,000       50,000,000
Skandinaviska Enskilda Banken, New York:
2.785%, 10/30/08                                                                50,000,000       50,000,407
2.81%, 11/26/08                                                                 50,000,000       50,000,000
Toronto Dominion Bank, New York:
2.72%, 9/5/08                                                                   50,000,000       50,000,000
2.83%, 12/5/08                                                                  50,000,000       50,000,000
2.84%, 12/8/08                                                                  50,000,000       50,000,000
2.86%, 12/10/08                                                                100,000,000      100,000,000
3.03%, 2/5/09                                                                   20,000,000       20,000,000


                 1 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

Oppenheimer Institutional Money Market Fund

STATEMENT OF INVESTMENTS AUGUST 31, 2008 / UNAUDITED

                                                                                PRINCIPAL
                                                                                 AMOUNT           VALUE
                                                                              ------------   --------------
3.13%, 1/30/09                                                                $100,000,000   $  100,000,000
                                                                                             --------------
                                                                                              1,626,508,316
                                                                                             --------------
Total Certificates of Deposit (Cost $1,795,508,316)                                           1,795,508,316
                                                                                             ==============
DIRECT BANK OBLIGATIONS--26.7%
Anglo Irish Bank Corp. plc:
2.535%, 9/12/08(2)                                                              60,000,000       59,953,525
2.545%, 9/16/08(2)                                                              33,400,000       33,364,582
2.55%, 9/11/08(2)                                                               50,000,000       49,964,583
2.56%, 9/10/08(2)                                                               50,000,000       49,968,000
2.57%, 9/23/08(2)                                                               50,000,000       49,921,472
2.57%, 9/25/08(2)                                                              100,000,000       99,828,833
Bank of Scotland plc, 2.80%, 10/17/08                                           42,194,000       42,043,039
Capital One Funding Corp., Series 1996E, 2.67%, 9/2/08(1)                        7,242,000        7,242,000
Chase Bank USA NA, Grand Cayman, 1.938%, 9/2/08                                123,000,000      123,000,000
Danske Corp., 2.47%, 9/2/08(2)                                                  54,000,000       53,996,295
Dexia Delaware LLC:
2.78%, 10/9/08                                                                 100,000,000       99,706,556
2.80%, 9/24/08                                                                  50,000,000       49,910,556
2.80%, 10/7/08                                                                  50,000,000       49,861,000
DnB NOR Bank ASA:
2.80%, 11/3/08                                                                  24,000,000       23,882,400
2.995%, 2/9/09                                                                  50,000,000       49,330,285
Governor & Co. of the Bank of Ireland:
2.80%, 10/15/08(2)                                                              10,000,000        9,965,778
2.81%, 10/6/08(2)                                                               50,000,000       49,863,403
HSBC USA, Inc.:
2.81%, 12/2/08                                                                  50,000,000       49,640,944
2.824%, 12/5/08                                                                 75,000,000       74,441,083
3.06%, 12/19/08                                                                 45,000,000       44,583,075
3.09%, 12/12/08                                                                100,000,000       99,124,500
ING (US) Funding LLC, 2.82%, 12/5/08                                           155,800,000      154,640,588
National Australia Funding (Delaware), Inc.:
2.65%, 10/1/08(2)                                                               25,870,000       25,812,870
2.745%, 10/17/08(2)                                                             50,000,000       49,824,625
Royal Bank of Canada, 2.985%, 7/15/09(1)                                        50,000,000       50,000,000
Santander Central Hispano Finance (Delaware), Inc.:
2.32%, 9/17/08                                                                  75,000,000       74,915,778
3.12%, 12/30/08                                                                 15,000,000       14,844,000
Skandinaviska Enskilda Banken AB:
2.785%, 11/3/08(2)                                                             100,000,000       99,512,625
2.785%, 11/4/08(2)                                                              50,000,000       49,752,444
2.80%, 11/18/08(2)                                                              50,000,000       49,696,667
Societe Generale, 2.29%, 9/4/08                                                 50,000,000       49,990,458
Stadshypotek Delaware, Inc.:
2.75%, 9/29/08(2)                                                              101,200,000      100,983,544
2.75%, 10/2/08(2)                                                               50,000,000       49,881,597
                                                                                             --------------
Total Direct Bank Obligations (Cost $1,939,447,105)                                           1,939,447,105
                                                                                             ==============


                 2 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

Oppenheimer Institutional Money Market Fund

STATEMENT OF INVESTMENTS AUGUST 31, 2008 / UNAUDITED

                                                                                PRINCIPAL
                                                                                 AMOUNT           VALUE
                                                                              ------------   --------------
LETTERS OF CREDIT--0.9%
Suntrust Banks, Inc., guaranteeing commercial paper of NATC California LLC:
2.80%, 10/9/08                                                                $ 50,000,000   $   49,852,222
2.80%, 10/10/08                                                                 17,750,000       17,696,158
                                                                                             --------------
Total Letters of Credit (Cost $67,548,380)                                                       67,548,380
                                                                                             ==============
SHORT-TERM NOTES--43.5%
ASSET-BACKED SECURITIES--22.4%
Amsterdam Funding Corp., 2.82%, 11/3/08(2)                                      28,140,000       28,001,129
Chariot Funding LLC, 2.15%, 9/2/08(3)                                           50,000,000       49,997,014
FCAR Owner Trust I:
2.86%, 9/12/08                                                                  28,000,000       27,975,531
3%, 9/19/08                                                                     28,000,000       27,958,000
FCAR Owner Trust II:
2.86%, 9/5/08                                                                  125,000,000      124,960,278
2.95%, 9/11/08                                                                  60,000,000       59,950,833
3.01%, 9/26/08                                                                  80,000,000       79,833,090
3.02%, 9/24/08                                                                  25,000,000       24,951,764
Gemini Securitization Corp.:
2.70%, 9/5/08(2)                                                                50,000,000       49,985,000
2.80%, 10/14/08(2)                                                              50,000,000       49,832,778
2.80%, 10/15/08(2)                                                              40,000,000       39,863,111
2.80%, 10/20/08(2)                                                              50,000,000       49,809,444
2.80%, 10/21/08(2)                                                              25,000,000       24,902,778
2.82%, 10/3/08(2)                                                               50,000,000       49,874,667
GOVCO, Inc.:
2.82%, 11/24/08(2)                                                              20,000,000       19,868,400
3.05%, 12/10/08(2)                                                              50,000,000       49,576,389
3.06%, 12/19/08(2)                                                              50,000,000       49,536,750
3.06%, 12/22/08(2)                                                              50,000,000       49,524,000
Legacy Capital LLC:
3%, 10/22/08                                                                    50,000,000       49,787,500
3%, 10/24/08                                                                    50,000,000       49,779,167
3%, 11/4/08                                                                     45,000,000       44,760,000
3.05%, 11/14/08                                                                 76,000,000       75,523,522
3.10%, 9/12/08                                                                 100,000,000       99,905,278
3.15%, 9/18/08                                                                  50,000,000       49,925,625
Lexington Parker Capital Co. LLC:
2.50%, 9/18/08(2)                                                               86,600,000       86,473,227
2.95%, 9/9/08(2)                                                                50,000,000       49,967,222
3%, 10/10/08(2)                                                                 21,000,000       20,931,750
3.05%, 9/8/08(2)                                                               115,000,000      114,932,771
3.10%, 9/15/08(2)                                                              100,000,000       99,879,444
Thunder Bay Funding LLC, 2.30%, 9/3/08(2, 3)                                    20,625,000       20,622,365
Victory Receivables Corp., 2.55%, 9/15/08(2)                                     6,000,000        5,994,167
                                                                                             --------------
                                                                                              1,624,882,994


                 3 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

Oppenheimer Institutional Money Market Fund

STATEMENT OF INVESTMENTS AUGUST 31, 2008 / UNAUDITED

                                                                                PRINCIPAL
                                                                                 AMOUNT           VALUE
                                                                              ------------   --------------
CAPITAL MARKETS--4.4%
Citigroup Funding, Inc.:
2.88%, 10/16/08                                                               $ 65,000,000   $   64,766,000
2.89%, 11/12/08                                                                 50,000,000       49,711,000
2.90%, 9/12/08                                                                  70,000,000       69,937,972
2.90%, 10/17/08                                                                100,000,000       99,629,444
2.90%, 10/20/08                                                                 35,000,000       34,861,847
                                                                                             --------------
                                                                                                318,906,263
COMMERCIAL BANKS--0.7%
Wells Fargo & Co., 2.40%, 9/3/08                                                50,000,000       49,993,336

CONSUMER FINANCE--2.7%
American Express Credit Corp.:
2.80%, 11/17/08                                                                 50,000,000       49,700,556
2.80%, 11/18/08                                                                 50,000,000       49,696,667
2.80%, 11/19/08                                                                 50,000,000       49,692,778
2.80%, 11/25/08                                                                 50,000,000       49,669,444
                                                                                             --------------
                                                                                                198,759,445
DIVERSIFIED FINANCIAL SERVICES--0.7%
Prudential Funding LLC, 2.80%, 11/5/08(4)                                       50,000,000       49,747,222

INSURANCE--2.0%
Jackson National Life Global Funding, Series 2008-1, 3.103%, 2/10/09(1, 3)      50,000,000       50,000,000
Security Life of Denver, 2.712%, 9/8/08(4)                                     100,000,000      100,000,000
                                                                                             --------------
                                                                                                150,000,000
LEASING & FACTORING--2.1%
American Honda Finance Corp.:
2.919%, 7/8/09(1, 3)                                                            50,000,000       50,000,000
2.924%, 5/5/09(1, 3)                                                            50,000,000       50,000,000
2.961%, 8/26/09(1, 3)                                                           50,000,000       50,000,000
                                                                                             --------------
                                                                                                150,000,000
MUNICIPAL--3.9%
Bloomingdale Life Time Fitness LLC Revenue Bonds, Series 2000, 2.97%,
   9/2/08(1)                                                                     7,350,000        7,350,000
BRCH Corp., Series 1999, 2.70%, 9/2/08(1)                                        8,000,000        8,000,000
Bronson Lifestyle Improvement & Research Center Co., Series A, 2.69%,
   9/2/08(1)                                                                    16,425,000       16,425,000
Denver City & Cnty., CO School District No. 1 COP, Series 2008A, 3.37%,
   9/15/08(1)                                                                   35,000,000       35,000,000
Foxworth-Galbraith Lumber Co., 7.47%, 9/2/08(1)                                 17,920,000       17,920,000
Gwinnett Instructional SC LLC Revenue Bonds, Gwinnett County Public School
   Project, Series 2005, 2.62%, 9/4/08(1)                                       20,000,000       20,000,000
Las Vegas, NV Economic Development Revenue Bonds, Keep Memory Alive
    Project, Series 2007B, 2.499%, 9/2/08(1)                                     4,400,000        4,400,000
Liberty Cnty., GA Industrial Improvement Revenue Bonds, Hugo Boss USA,           3,900,000        3,900,000
Inc. Project, Series 2002, 3.02%, 9/2/08(1)


                 4 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

Oppenheimer Institutional Money Market Fund

STATEMENT OF INVESTMENTS AUGUST 31, 2008 / UNAUDITED

                                                                                PRINCIPAL
                                                                                 AMOUNT           VALUE
                                                                              ------------   --------------
Madison Hotel Investors I LLC, Series 2005A, 2.59%, 9/2/08(1)                 $ 20,300,000   $   20,300,000
Madison, WI Community Development Authority, Overture Development Corp.,
   Series 2001, 2.97%, 9/2/08(1)                                                59,000,000       59,000,000
Massachusetts Development Finance Agency Solid Waste Disposal Revenue
   Bonds, Newark Group Project, Series 2001, 2.55%, 9/1/08(1)                   15,215,000       15,215,000
Mississippi Business Finance Corp. Revenue Bonds, Signal International LLC
   Project, Series 2004A, 2.52%, 9/2/08(1)                                      12,200,000       12,200,000
MRN Ltd. Partnership, MRN Ltd. Partnership Project, Series 2001, 2.72%,
   9/2/08(1)                                                                     9,100,000        9,100,000
OK University Hospitals Trust Revenue Bonds, Series B, 2.55%, 9/1/08(1)          2,800,000        2,800,000
Premier Senior Living LLC, Series 2007 A-H, 3.35%, 9/2/08(1)                    23,250,000       23,250,000
Private Colleges & Universities Authority Revenue Bonds, Mercer University
   Project, Series 2006B, 2.55%, 9/2/08(1)                                       7,760,000        7,760,000
Richmond, VA Redevelopment & Housing Authority Revenue Refunding Bonds,
   Old Manchester Project, Series 1995B, 2.60%, 9/1/08(1)                        1,810,000        1,810,000
Roanoke, NC Music & Entertainment District Special Revenue Bonds, Series
   2007, 2.55%, 9/2/08(1)                                                        9,800,000        9,800,000
Warren Cnty., KY Industrial Building Revenue Bonds, Series B2, 2.55%,
   9/1/08(1)                                                                     7,300,000        7,300,000
                                                                                             --------------
                                                                                                281,530,000
PERSONAL PRODUCTS--4.6%
Reckitt Benckiser Treasury Services plc:
2.75%, 9/4/08(2)                                                                30,000,000       29,993,125
2.83%, 10/14/08(2)                                                              19,500,000       19,434,085
2.84%, 10/16/08(2)                                                              75,000,000       74,733,750
2.85%, 9/24/08(2)                                                               30,000,000       29,945,375
2.85%, 10/17/08(2)                                                              42,500,000       42,345,229
2.85%, 11/3/08(2)                                                               80,000,000       79,601,000
2.85%, 11/12/08(2)                                                              57,000,000       56,675,100
                                                                                             --------------
                                                                                                332,727,664
                                                                                             --------------
Total Short-Term Notes (Cost $3,156,546,924)                                                  3,156,546,924
                                                                                             ==============

                                                                                 SHARES
                                                                              ------------
INVESTMENT COMPANIES--4.8%
Dreyfus Institutional Preferred Money Market Fund (Cost $348,024,859)          348,024,859      348,024,859
                                                                                             --------------
TOTAL INVESTMENTS, AT VALUE (COST $7,307,075,584)                                    100.7%   7,307,075,584
                                                                                             --------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                 (0.7)     (52,999,977)
                                                                              ------------   --------------
NET ASSETS                                                                           100.0%  $7,254,075,607
                                                                              ============   ==============

FOOTNOTES TO STATEMENT OF INVESTMENTS


                 5 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

Oppenheimer Institutional Money Market Fund

STATEMENT OF INVESTMENTS AUGUST 31, 2008 / UNAUDITED

SHORT-TERM NOTES, DIRECT BANK OBLIGATIONS AND LETTERS OF CREDIT ARE GENERALLY TRADED ON A DISCOUNT BASIS; THE INTEREST RATE SHOWN IS THE DISCOUNT RATE RECEIVED BY THE FUND AT THE TIME OF PURCHASE. OTHER SECURITIES NORMALLY BEAR INTEREST AT THE RATES SHOWN.

(1.) Represents the current interest rate for a variable or increasing rate security.

(2.) Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $2,074,593,899, or 28.60% of the Fund's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

(3.) Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $270,619,379 or 3.73% of the Fund's net assets as of August 31, 2008.

(4.) Illiquid security. The aggregate value of illiquid securities as of August
     31, 2008 was $149,747,222, which represents 2.06% of the Fund's net assets. See accompanying Notes.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

          1) Level 1-quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

          2) Level 2-inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

          3) Level 3-unobservable inputs (including the Manager's own judgement about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of August 31, 2008:

                                               INVESTMENTS IN   OTHER FINANCIAL
VALUATION DESCRIPTION                             SECURITIES      INSTRUMENTS*
---------------------                          --------------   ---------------
Level 1--Quoted Prices                         $  348,024,859         $--
Level 2--Other Significant Observable Inputs    6,959,050,725          --
Level 3--Significant Unobservable Inputs                   --          --
                                               --------------         ---
   TOTAL                                       $7,307,075,584         $--
                                               ==============         ===

* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swaps are reported at their market value at measurement date.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation techniques, if any, during the reporting period.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. Securities are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures approved by the Fund's Board of Trustees.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with


                 6 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

Oppenheimer Institutional Money Market Fund

STATEMENT OF INVESTMENTS AUGUST 31, 2008 / UNAUDITED

investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

"Money market-type" instruments are typically designated as Level 2.

In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

There have been no significant changes to the fair valuation methodologies during the period.

ILLIQUID SECURITIES

As of August 31, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

RECENT ACCOUNTING PRONOUNCEMENT

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement on Financial Accounting Standards ("SFAS") No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund's financial statements and related disclosures.


                 7 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND



ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 08/31/2008, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Institutional Money Market Fund


By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 10/13/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 10/13/2008


By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 10/13/2008